Description of Plan - Schedule of Participants Vested in Company Matching and Profit-Sharing Contributions (Details) - EBP 001	12 Months Ended
Mar. 31, 2025
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%
Employee Benefit Plan Tranche One
EBP, Description of Plan [Line Items]
Years of Vesting Service	1 year
Vested Percentage	0.00%
Employee Benefit Plan Tranche Two
EBP, Description of Plan [Line Items]
Years of Vesting Service	2 years
Vested Percentage	34.00%
Employee Benefit Plan Tranche Three
EBP, Description of Plan [Line Items]
Years of Vesting Service	3 years
Vested Percentage	67.00%
Employee Benefit Plan Tranche Four
EBP, Description of Plan [Line Items]
Years of Vesting Service	3 years